Other operating results net (Tables)	12 Months Ended
Jun. 30, 2024
Other operating results, net
Schedule of other operating results
	06.30.2024	06.30.2023	06.30.2022
Realization of currency translation adjustment (*)	-	1,588	-
Donations	(854)	(1,319)	(1,198)
Loss from disposal of associates and joint ventures	(1,365)	-	-
Lawsuits and other contingencies	(6,693)	(27,687)	(2,213)
Administration fees	338	396	295
Interest and allowances generated by operating credits	1,890	2,456	1,026
Loss from disposal of property, plant and equipment	(2)	(2,543)	-
Others	1,918	376	2,578
Total other operating results, net	(4,768)	(26,733)	488